Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 10,902	$ 9,225
Interest-bearing balances with banks	34,840	9,644
Federal funds sold	10,000	10,000
Securities available for sale	66,673	73,442
Securities held to maturity (estimated fair value of $28,149 in 2011 and $24,262 in 2010)	27,024	24,196
Federal Home Loan Bank and Federal Reserve Bank Stock	1,352	1,572
Loans	248,367	260,257
Less allowance for loan losses	4,905	5,875
Net loans	243,462	254,382
Premises and equipment, net	12,503	13,070
Other real estate owned	1,180	1,750
Goodwill	5,183	5,183
Other assets	4,701	5,525
TOTAL ASSETS	417,820	407,989
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest-bearing	57,403	47,056
Interest-bearing	295,246	305,285
Total deposits	352,649	352,341
Short-term borrowings	20,097	11,457
Other liabilities	4,350	4,220
TOTAL LIABILITIES	377,096	368,018
Commitments and contingencies (see Notes 9 and 10)
STOCKHOLDERS' EQUITY
Common stock - $1.25 par value; 10,000,000 shares authorized and 2,000,000 shares issued at December 31, 2011 and 2010; 1,903,120 shares outstanding at December 31, 2011 and 2010	2,500	2,500
Paid-in capital	757	757
Retained earnings	42,086	40,726
Accumulated other comprehensive income (loss), net of tax	(2,339)	(1,732)
Treasury stock, at cost; 96,880 shares at December 31, 2011 and 2010	(2,280)	(2,280)
TOTAL STOCKHOLDERS' EQUITY	40,724	39,971
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 417,820	$ 407,989